12. BORROWINGS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2018
Borrowings Financing And Debentures
BORROWINGS, FINANCING AND DEBENTURES

The balances of borrowings, financing and debentures, which are carried at amortized cost, are as follows:

			Consolidated
		Current liabilities		Non-current liabilities
		12/31/2018	12/31/2017	12/31/2018	12/31/2017

Debt agreements in the international market
Variable interest in:
US$
Prepayment	(1)	1,016,737	791,163	3,830,240	4,097,509
Fixed interest in:
US$
Bonds, Perpetual Bonds and ACC	(2)	2,490,178	523,509	8,613,491	8,920,342
Intercompany
EUR
Others		181,056	251,630	106,535	197,131
		3,687,971	1,566,302	12,550,266	13,214,982

Debt agreements in Brazil
Securities with variable interest in:
R$
BNDES/FINAME, Debentures, NCE and CCB	(3)	1,890,450	4,982,159	10,710,678	9,702,972
Securities with fixed interest in:
R$
Prepayment		103,376	3,303		100,000
		1,993,826	4,985,462	10,710,678	9,802,972
Total Borrowings and Financing		5,681,797	6,551,764	23,260,944	23,017,954
Transaction Costs and Issue Premiums		(28,358)	(24,862)	(87,309)	(34,012)
Total Borrowings and Financing + Transaction Costs		5,653,439	6,526,902	23,173,635	22,983,942

(1) In November 2018, the Company concluded the negotiation of its debt of R$250 million with Banco Santander, related to Prepayment, rescheduling the maturities from 2019 to 2022.

(2) In February 2018, the Company issued debt securities in the foreign market ("Notes"), through its subsidiary CSN Resources SA, in the amount of US$ 350 million, maturing in 2023 and interest of 7.625% per annum. In parallel, a tender offer ("Tender Offer") of the Notes was issued by CSN Islands XI Corp. and CSN Resources S.A., subsidiaries of the Company, having repurchased US$ 350 million with expected maturity for 2019 and 2020. The Notes are unconditionally and irrevocably guaranteed by the Company.

(3) In February 2018, the Company concluded the renegotiation of its debt of R$4.9 billion with Banco do Brasil SA ("BB"), related to its own issues of Export Credit Notes plus the issues made by its subsidiary CSN Mineração, moving the maturities from 2018 to 2022 to maturity until December 2024, with a guarantee of part of the shares of Usiminas, owned by the Company.

In August 2018, the Company concluded the negotiations to reprofile its debts of R$ 6.8 billion with Caixa Econômica Federal, referring to the Bank Credit Note, rescheduling the maturities throughout 2018 to 2023 to maturity up to 2024, with guarantee of shares of Usiminas shares owned by the Company.

The following table shows the average interest rate:

	Consolidated
		12/31/2018
	Average interest rate (*)	Total debt
US$	5.88%	15,950,646
R$	8.19%	12,704,504
EUR	3.88%	287,591
		28,942,741

(*) In order to determine the average interest rates for debt contracts with floating rates, the Company used the rates applied as of December 31, 2018.

12.a) Maturities of borrowings, financing and debentures presented in non-current liabilities

As of December 31, 2018, the breakdown of principal plus interest of long-term liabilities as borrowings, financing and debentures by maturity date is presented as follows:

				Consolidated
				12/31/2018
				Principal
	Bank loans	Capital markets	Development agencies	Total
2020	3,187,269	3,499,177	66,892	6,753,338
2021	3,263,810	116,003	59,455	3,439,268
2022	3,087,732	36,667	58,154	3,182,553
2023	2,669,211	1,356,180	56,985	4,082,376
2024	1,276,001		67,734	1,343,735
After 2024			584,874	584,874
Perpetual bonds		3,874,800		3,874,800
	13,484,023	8,882,827	894,094	23,260,944

12.b) Amortization and borrowings raised, financing and debentures

The table below presents the funding raised and amortizations during the year:

		Consolidated
	12/31/2018	12/31/2017
Opening balance	29,510,844	30,441,018
Funding raised	2,154,471	538,771
Principal repayments	(5,019,978)	(1,528,023)
Payments of charges	(2,141,710)	(2,634,931)
Provision of charges	2,009,688	2,438,555
Write-off – sale of subsidiary LLC	(10,544)
Others (1)	2,324,303	255,454
Closing balance	28,827,074	29,510,844

(1)	Includes unrealized monetary and foreign exchange variations.

In 2018, the Group obtained and amortized loans as shown below:

•       Funding raised and amortizations:

Consolidated

12/31/2018

Nature	Raised	Amortization of principal	Amortization of charges
Prepayment		849,654	280,923
Bonds, Perpetual bonds and ACC	1,749,099	1,632,464	675,370
BNDES/FINAME, Debentures, NCE and CCB	10,792	1,948,014	1,173,380
Others	394,580	589,846	12,037
	2,154,471	5,019,978	2,141,710

•	Covenants

The Company's loan agreements establish the fulfillment of certain non-financial obligations, as well as maintenance of certain parameters and performance indicators, such as disclosure of its audited financial statements according to regulatory deadlines or payment of commission on risk assumption, if the net debt-EBITDA ratio reaches the levels in those agreements, under penalty of anticipated maturity. The Company is in compliance with the financial and non-financial obligations (covenants) of its current contracts, not considered any non-compliances already remedied or that have not generated the acceleration of debts or any type of accounting provision.

On December 31, 2018, the Company has provisioned R$ 38,134 in the Consolidated (R$ 30,843 as of December 31, 2017) for risk assumption.

12.c) GUARANTEES

The Company is liable for guarantees of its subsidiaries and joint ventures as follows:

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Transnordestina Logísitca	R$	Until 09/19/2056 and Indefinite	2,108,917	2,541,347	35,336	22,214	8,231	3,866	2,152,484	2,567,427

FTL - Ferrovia Transnordestina	R$	11/15/2020	62,407	69,405					62,407	69,405

Sepetiba Tecon								36,308		36,308

Cia Metalurgica Prada	R$	Indefinite			333	333	11,942	18,540	12,275	18,873

CSN Energia	R$	Until 11/26/2023 and Indefinite			2,829	2,829	1,920		4,749	2,829

CSN Mineração	R$	Until 12/26/2024	1,407,363	2,000,000					1,407,363	2,000,000

Estanho de Rondônia	R$	07/15/2022	3,153	3,153					3,153	3,153

Minérios Nacional S.A.	R$	Until 09/10/2021	7,305						7,305	-

Total in R$			3,589,145	4,613,905	38,498	25,376	22,093	58,714	3,649,736	4,697,995

CSN Islands XI	US$	09/21/2019	547,094	750,000					547,094	750,000

CSN Islands XII	US$	Perpetual	1,000,000	1,000,000					1,000,000	1,000,000

CSN Resources	US$	Until 02/13/2023	1,402,906	1,200,000					1,402,906	1,200,000

Total in US$			2,950,000	2,950,000					2,950,000	2,950,000

CSN Steel S.L.	EUR	1/31/2020	48,000	120,000					48,000	120,000

Lusosider Aços Planos	EUR	Indefinite	75,000	25,000					75,000	25,000

Total in EUR			123,000	145,000					123,000	145,000
Total in R$			11,976,657	10,334,149					11,976,657	10,334,149
			15,565,802	14,948,054	38,498	25,376	22,093	58,714	15,626,393	15,032,144